Deferred Taxation - Deferred tax liabilities and assets, prior to offsetting of balances (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	$ 3,673	$ 3,628
Deferred tax assets	3,137	3,395
Deferred tax is not recognised on the unremitted earnings of subsidiaries and joint ventures	3,726	3,242
Tax payable on unremitted earnings	$ 157	131
Deferred tax loss recovery period	6 years
Recognised and unrecognised deferred tax assets	$ 5,647	7,071
Unrecognised deferred tax assets	2,510	3,676
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,519	1,679
Later than one year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liabilities	3,658	3,615
Deferred tax assets	$ 3,133	$ 3,386